Fremont 2006-3

Credit Risk Management Report

December 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One	Executive Summary

Section Two	Loan-Level Report

Section Three	Prepayment Penalty Analysis

Section Four	Loss Analysis

Section Five	Analytics

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section One
Executive Summary

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3
Executive Summary
December 2006

Transaction Summary
Closing Date:	10/19/2006
Depositor:	Fremont Investment & Loan
Trustee(s):	Deutsche Bank
Servicer(s):	Fremont Investment & Loan
Delinquency Reporting Method:	OTS[0]

Collateral Summary
	Closing Date	As of 12/25/2006	12/25/2006 Balance as Percentage of Closing Date Balance
Collateral Balance	$1,580,935,604	$1,528,254,167	96.66%
Loan Count	7,021	6,737	95.95%

[0]
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Value Added
Total Value Added for Fremont 2006-3 as of 12/25/2006

Issues	Amount Recovered
0	$0

Collateral Statistics

	Loan Count	Summed Balance
First Payment Defaults	128	$33,683,860
Early Payment Defaults*	99	$23,601,603

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics

	Loan Count	Summed Balance
Total Outstanding Second Lien Loans	1,349	$96,390,851
30+ Days Delinquent	39	$3,582,816
60+ Days Delinquent	13	$1,454,575

Prepayments

Remittance Date	Beginning Collateral Balance	Total Prepayments	Percentage of Prepayment
12/25/2006	$1,552,742,174	$23,846,811	1.53
11/25/2006	$1,572,734,565	$19,346,386	1.23
10/25/2006	$1,062,828,008	$7,752,547	0.72

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance Date	Amount Remitted to the Trust	Amount Remitted by the Servicers	Difference
12/25/2006	$163,443	$163,443	$0

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Loss Summary

Remittance	Losses Remitted to the Trust	Number of Loan-Level Losses/Gains
12/25/2006	$0	0

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Two
Loan-Level Report

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

•	FICO®: Represents the borrower's credit score at the time of securitization/origination.

•	Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

•
Valuation:  Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

•
Liquidation Date:  Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

•	Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

•	Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

•	C	The contractually due payment arrived on time.
•	3	The contractually due payment has not arrived within thirty days.
•	6	The contractually due payment has not arrived within sixty days.
•	9	The contractually due payment has not arrived within ninety days.
•	F	The property is in the process of foreclosure.
•	R	The property is real estate owned (REO).
•	0	The mortgage has either liquidated or been paid off.

•	OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

•	MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report
Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8790375	1	MI	7/1/2006	Internal Estimate	$975,000	$780,000	80%		2/1/2008	$275,565	C36
		693	8/1/2006	6/30/2006	$653,250	$779,108	119%			35.32%	Monitor
Default Reason:	(Unknown)
8790376	2	MI	7/1/2006	Internal Estimate	$975,000	$195,000	20%		2/1/2008	$482,623	C36
		693	8/1/2006	6/30/2006	$653,250	$194,861	30%			247.49%	Monitor
Default Reason:	(Unknown)
8790489	1	MI	7/1/2006	Internal Estimate	$400,000	$338,670	85%		2/1/2008	$102,763	C36
		602	8/1/2006	6/30/2006	$304,000	$338,252	111%			30.34%	Monitor
Default Reason:	(Unknown)
8790580	1	CA	8/1/2006	Internal Estimate	$560,000	$448,000	80%		11/1/2007	$100,736	C33
		698	9/1/2006	6/30/2006	$425,600	$447,790	105%			22.48%	Monitor
Default Reason:	(Unknown)
8790767	1	CA	9/1/2006	(Unknown)	$1,330,000	$780,000	59%		10/1/2007	$865,811	C36
		583	8/1/2006	Unknown	$1	$779,847	7798473			111.00%	Monitor
							6%
Default Reason:	(Unknown)
8790835	1	CO	9/1/2006	(Unknown)	$205,000	$164,000	80%		4/1/2008	$190,583	C3C
		622	10/1/2006	Unknown	$1	$163,922	1639220			116.20%	Monitor
							2%
Default Reason:	(Unknown)
8791129	1	NY	9/1/2006	(Unknown)	$680,000	$544,000	80%		2/1/2008	$613,073	C3F
		709	8/1/2006	Unknown	$1	$544,000	5440000			112.69%	Monitor
							0%
Default Reason:	(Unknown)
8791237	1	CA	9/1/2006	(Unknown)	$770,000	$674,100	88%		10/1/2007	$739,801	C3F
		600	8/1/2006	Unknown	$1	$674,100	6741000			109.74%	Monitor
							0%
Default Reason:	(Unknown)

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report
Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est.(Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8792202	1	IL	9/1/2006	(Unknown)	$834,000	$667,200	80%		7/1/2008	$776,036	C36
		735	8/1/2006	Unknown	$1	$667,200	6672000			116.31%	Monitor
							0%
Default Reason:	(Unknown)
8792338	1	FL	8/1/2006	Internal Estimate	$165,000	$140,250	85%		11/1/2007	$45,981	C39
		539	7/1/2006	6/30/2006	$125,400	$140,250	112%			32.78%	Monitor
Default Reason:	(Unknown)
8792387	1	MO	8/1/2006	Internal Estimate	$99,380	$99,380	100%		7/1/2007	$45,204	C69
		610	7/1/2006	6/30/2006	$75,529	$99,380	132%			45.48%	Monitor
Default Reason:	(Unknown)
8792949	1	FL	9/1/2006	Internal Estimate	$450,000	$427,500	95%		12/1/2007	$168,117	C36
		596	8/1/2006	6/30/2006	$342,000	$427,500	125%			39.32%	Monitor
Default Reason:	(Unknown)
8793237	1	FL	9/1/2006	(Unknown)	$470,000	$376,000	80%		4/1/2008	$418,486	C3C
		716	12/1/2006	Unknown	$1	$375,532	3755324			111.29%	Monitor
							3%
Default Reason:	(Unknown)
8793841	1	FL	7/1/2006	Internal Estimate	$130,000	$104,000	80%		12/1/2007	$30,926	366
		537	8/1/2006	6/30/2006	$98,800	$103,897	105%			29.73%	Monitor
Default Reason:	(Unknown)
8793876	1	CA	8/1/2006	Internal Estimate	$610,000	$549,000	90%		9/1/2007	$175,551	36F
		579	7/1/2006	6/30/2006	$463,600	$549,000	118%			31.97%	Monitor
Default Reason:	(Unknown)
8793909	1	CA	8/1/2006	Internal Estimate	$440,000	$352,000	80%		9/1/2007	$78,446	369
		770	7/1/2006	6/30/2006	$334,400	$352,000	105%			22.28%	Monitor
Default Reason:	(Unknown)
8793922	1	FL	8/1/2006	Internal Estimate	$1,000,000	$800,000	80%		12/1/2007	$261,717	C3F
		751	8/1/2006	6/30/2006	$670,000	$799,447	119%			32.71%	Monitor
Default Reason:	(Unknown)

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report
Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8793945	1	FL	9/1/2006	(Unknown)	$590,000	$472,000	80%		12/1/2007	$532,854	C36
		668	8/1/2006	Unknown	$1	$472,000	4720000			112.89%	Monitor
							0%
Default Reason:	(Unknown)

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Three
Prepayment Penalty Analysis

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Prepayment Penalty Analysis
Trustee Remittance Date: December 25, 2006

Total Cash Flows
Trustee Remittance Date	12/25/2006	11/25/2006	10/25/2006	9/25/2006	8/25/2006	7/25/2006
Amount Remitted to the Trust	$163,443	$151,945	$26,932	$0	$0	$0

Amount Remitted by the Servicers	$163,443	$151,945	$26,932	$0	$0	$0
Difference	$0	$0	$0	$0	$0	$0

Total Collections by the Servicers
Total Paid-Off Loans	94	73	25	0	0	0
Total Paid-Off Loans with Prepayment Flags	29	20	4	0	0	0

Exceptions
Expired Prepayment Clauses (as stated in the Note)	0	0	0	0	0	0
Liquidated out of REO Status	0	0	0	0	0	0
Acceleration of Debt	0	0	0	0	0	0
Loss Mitigation (Short Sales, Charge Offs)	0	0	0	0	0	0
Documentation Issues Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Other - Actions Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Total Paid-Off Loans with Active Prepayment Flags	29	20	4	0	0	0

Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes	0	0	0	0	0	0
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted	0	0	0	0	0	0

Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted	29	20	4	0	0	0
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted	0	0	0	0	0	0
Total Loans with Penalties Remitted	29	20	4	0	0	0

Total Loans with Penalties Remitted to the Total Paid-Off Loans	30.85%	27.40%	16.00%	N/A	N/A	N/A
Penalties Remitted for loans with Active Prepayment Flags	100.00%	100.00%	100.00%	N/A	N/A	N/A

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: December 25, 2006

Loan Number	State	Delinquency History	Origination Date	Years to Expiration	Expiration Date	Payoff Amount	PPP Remitted	% of PPP to Payoff Amount	Comments
8792530	IL	CCC0	7/26/2006	1	7/26/2007	$524,499	$18,154	3%
8793837	HI	CC0	3/28/2006	2	3/28/2008	$439,047	$14,402	3%
9012411	FL	C0	6/2/2006	2	6/2/2008	$247,638	$7,917	3%
8790510	FL	CCC0	6/7/2006	2	6/7/2008	$107,654	$3,574	3%
8794707	VA	CCC0	6/22/2006	2	6/22/2008	$118,663	$2,375	2%
8790772	CA	CC0	6/28/2006	2	6/28/2008	$229,631	$7,030	3%
8790781	AZ	CC0	6/28/2006	2	6/28/2008	$134,837	$4,236	3%
8792673	FL	CCC0	6/29/2006	2	6/29/2008	$179,598	$6,435	4%
8790749	AZ	CC0	7/10/2006	2	7/10/2008	$182,819	$6,255	3%
8790620	OR	CC0	7/13/2006	2	7/13/2008	$176,739	$5,055	3%
8790981	FL	CC0	7/13/2006	2	7/13/2008	$61,410	$2,690	4%
8790751	IN	CC0	7/17/2006	2	7/17/2008	$61,076	$2,300	4%
8793008	FL	CC0	7/19/2006	2	7/19/2008	$40,255	$1,961	5%
8790868	NV	C360	7/21/2006	2	7/21/2008	$328,000	$0	0%
8791060	FL	C360	7/21/2006	2	7/21/2008	$204,000	$0	0%
8793397	FL	CCC0	7/24/2006	2	7/24/2008	$57,913	$2,531	4%
9013615	FL	C30	7/24/2006	2	7/24/2008	$101,928	$3,957	4%
8791665	AZ	CC0	7/26/2006	2	7/26/2008	$155,819	$7,483	5%
8791666	DC	CCC0	7/31/2006	2	7/31/2008	$272,809	$10,585	4%
8793756	TN	CC0	8/8/2006	2	8/8/2008	$109,459	$3,835	4%
9013008	FL	C0	8/15/2006	2	8/15/2008	$162,749	$5,019	3%
9012678	OH	C0	8/16/2006	2	8/16/2008	$569,701	$5,700	1%
9014480	CT	CC0	8/17/2006	2	8/17/2008	$284,465	$9,525	3%
9013205	WA	C0	8/18/2006	2	8/18/2008	$119,838	$4,771	4%
9013355	NV	C0	8/25/2006	2	8/25/2008	$151,449	$5,028	3%
9012448	CA	C0	6/27/2006	3	6/27/2009	$109,694	$3,947	4%
8790656	CA	CCC0	6/27/2006	3	6/27/2009	$156,762	$4,421	3%
8794189	CA	CC0	7/13/2006	3	7/13/2009	$185,068	$9,442	5%
9013039	IL	CC0	8/11/2006	3	8/11/2009	$157,158	$4,815	3%

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Four
Loss Analysis

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Historical Monthly Losses
Losses Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Reconciliation Report
Trustee Remittance Date: December 25, 2006

Remittance Statement
12/25/2006	$0

Summary
Loan-Level Losses:	$0
Subsequent Losses:	$0
Subsequent Gains:	$0
Monthly Security Loss:	$0
Losses Remitted:	$0
Difference:	$0

Loan Number	Loss	Loan Number	Loss	Loan Number		Loss
				Category	Total:	$0

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Report
Losses Through: November 30, 2006

December 25, 2006

Loan Number	State	Origination Date	Original LTV	Original Amount Original Appraisal	Loss	Loss Severity
				Monthly Total:	$0.00	0.00%

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Section Five
Analytics

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by Balance and Count
Mortgage Data Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by Origination Characteristics
Mortgage Data Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States
Mortgage Data Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States
Mortgage Data Through: November 30, 2006

© 2007 Clayton Fixed Income Services Inc. All rights reserved.